Pension and other post-retirement benefits - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Pension plan
Defined Benefit Plan Disclosure [Line Items]
2022	$ 47,802
2023	43,760
2024	44,478
2025	46,318
2026	47,554
2027-2031	238,011
OPEB
Defined Benefit Plan Disclosure [Line Items]
2022	10,465
2023	11,064
2024	11,646
2025	12,060
2026	12,543
2027-2031	$ 68,454